INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses:
S-WAY Product and Platform license	$50,000	$5,357	$44,643
FCPM license	47,181	—	47,181
Other intangibles	800	151	649
Total intangible assets	$97,981	$5,508	$92,473

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses:
S-WAY Product and Platform license	$50,000	$—	$50,000
FCPM license	47,181	—	47,181
Total intangible assets	$97,181	$—	$97,181

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated amortization expense for all intangible assets subject to amortization in future years is expected to be:

Years Ended December 31,	Amortization
2023	$10,485
2024	13,628
2025	13,628
2026	13,478
2027	13,428
Thereafter	27,826
Total	$92,473